Stock Option Plans and Warrants to Purchase Common Stock (Details) (Equity incentive plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity incentive plan [Member]
Summary of equity incentive plan
Beginning Balance	60,692	396,223
Increase in shares available for the plan
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813
Ending Balance	129,711	60,692